Summary of Current Replacement Cost of Derivatives by Location (Details) - Current replacement cost [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 8,824	$ 10,399
After master netting agreements, percentage mix	100.00%	100.00%
United Kingdom [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 656	$ 371
After master netting agreements, percentage mix	7.40%	3.60%
Europe [Member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 1,243	$ 1,414
After master netting agreements, percentage mix	14.10%	13.60%
All other countries [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 1,170	$ 784
After master netting agreements, percentage mix	13.30%	7.50%
Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 2,419	$ 3,752
After master netting agreements, percentage mix	27.40%	36.10%
United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 3,336	$ 4,078
After master netting agreements, percentage mix	37.80%	39.20%
Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 3,069	$ 2,569
After master netting agreements, percentage mix	34.80%	24.70%